Consolidated income statement - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Sales	£ 19,153	£ 17,697	£ 19,294
Excise duties	(6,420)	(5,945)	(6,427)
Net sales	12,733	11,752	12,867
Cost of sales	(5,038)	(4,654)	(4,866)
Gross profit	7,695	7,098	8,001
Marketing	(2,163)	(1,841)	(2,042)
Other operating items	(1,801)	(3,120)	(1,917)
Operating profit/(loss)	3,731	2,137	4,042
Non-operating items	14	(23)	144
Finance income	278	366	442
Finance charges	(651)	(719)	(705)
Share of after tax results of associates and joint ventures	334	282	312
Profit before taxation	3,706	2,043	4,235
Taxation	(907)	(589)	(898)
Profit for the year	2,799	1,454	3,337
Attributable to:
Equity shareholders of the parent company	2,660	1,409	3,160
Non-controlling interests	£ 139	£ 45	£ 177
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,337	2,346	2,418
Dilutive potential ordinary shares (in shares)	8	8	10
Weighted average number of shares (in shares)	2,345	2,354	2,428
Basic earnings per share
Basic earnings per share (in pounds per shares)	£ 1.138	£ 0.601	£ 1.307
Diluted earnings per share
Diluted earnings per share (in pounds per shares)	£ 1.134	£ 0.599	£ 1.301